MERGER TRANSACTION - Parenthetical - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Diamond S Shipping
Business Acquisition [Line Items]
Cash acquired	$ 16,568